Vessels, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Vessels, Net
Depreciation charge for the year	$ (40,337,658)	$ (37,932,391)	$ (38,666,266)
Vessels
Vessels, Net
Beginning balance	1,024,296,035
Ending balance	988,068,180	1,024,296,035
Vessels | Cost
Vessels, Net
Beginning balance	1,151,927,325	954,907,279
Transfers from Vessels under construction		196,652,377
Fully amortized Dry-Dock component	(1,600,000)
Additions	4,109,803	367,669
Ending balance	1,154,437,128	1,151,927,325	954,907,279
Vessels | Accumulated Depreciation
Vessels, Net
Beginning balance	(127,631,290)	(89,698,899)
Fully amortized Dry-Dock component	1,600,000
Depreciation charge for the year	(40,337,658)	(37,932,391)
Ending balance	(166,368,948)	(127,631,290)	(89,698,899)
Vessels' cost
Vessels, Net
Beginning balance	1,017,556,230
Ending balance	980,038,462	1,017,556,230
Vessels' cost | Cost
Vessels, Net
Beginning balance	1,138,221,805	943,569,428
Transfers from Vessels under construction		194,652,377
Ending balance	1,138,221,805	1,138,221,805	943,569,428
Vessels' cost | Accumulated Depreciation
Vessels, Net
Beginning balance	(120,665,575)	(85,311,684)
Depreciation charge for the year	(37,517,768)	(35,353,891)
Ending balance	(158,183,343)	(120,665,575)	(85,311,684)
Dry-docking and special survey costs
Vessels, Net
Beginning balance	6,739,805
Ending balance	8,029,718	6,739,805
Dry-docking and special survey costs | Cost
Vessels, Net
Beginning balance	13,705,520	11,337,851
Transfers from Vessels under construction		2,000,000
Fully amortized Dry-Dock component	(1,600,000)
Additions	4,109,803	367,669
Ending balance	16,215,323	13,705,520	11,337,851
Dry-docking and special survey costs | Accumulated Depreciation
Vessels, Net
Beginning balance	(6,965,715)	(4,387,215)
Fully amortized Dry-Dock component	1,600,000
Depreciation charge for the year	(2,819,890)	(2,578,500)
Ending balance	$ (8,185,605)	$ (6,965,715)	$ (4,387,215)